Retirement benefit obligations - Schedule of Maturity Analysis of Benefits Expected To Be Paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Within 12 months
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,816	£ 1,800
Between 1 and 2 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	1,625	1,595
Between 2 and 5 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	5,229	5,134
Between 5 and 10 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,294	9,318
Between 10 and 15 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	8,993	9,150
Between 15 and 25 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	15,679	16,316
Between 25 and 35 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	10,382	11,294
Between 35 and 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	4,375	5,171
In more than 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 906	£ 1,201